Leases - Summary of Future Minimum Lease Payments Due Under Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 896
2025	0
2026	0
2027	0
Thereafter	0
Total lease payments	896
Less: interest	(18)
Present value of lease liabilities	$ 878